Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following tables present information about our financial instruments that are measured at fair value on a recurring basis:

	As of December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$2,397	$—	$2,397	$—
Total financial liabilities	$2,397	$—	$2,397	$—

	As of December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	$244	$—	$244	$—
Total financial assets	$244	$—	$244	$—

Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$61	$—	$61	$—
Total financial liabilities	$61	$—	$61	$—
As of December 31, 2022 and 2021, we did not have any Level 3 financial instruments that are measured at fair value on a recurring basis. The following table presents the summary of the changes in the fair value of our Level 3 financial instruments during 2021:

	Convertible Preferred Shares
	Warrant Liabilities	Tranche Rights
	(in thousands)
Balance as of December 31, 2020	$9,089	$2,478
Changes in fair value	101,413	21,260
Settlement of convertible preferred share tranche rights and Series E-1 convertible preferred share warrants	(74,724)	(23,738)
Reclassification of Series B/C convertible preferred share warrant liability to equity	(35,778)	—
Balance as of December 31, 2021	$—	$—
We classify our derivative financial instruments within Level 2 of the fair value hierarchy because they are valued using inputs other than quoted prices which are directly or indirectly observable in the market, including readily-available pricing sources for the identical underlying security which may not be actively traded. Refer to Note 5 for more information regarding our derivative financial instruments. Prior to conversion upon IPO, we classified our convertible preferred share warrant liabilities within Level 3 of the fair value hierarchy as the fair value measurement is based on significant inputs not observed in the market, such as the fair value of the underlying Series B/C and Series E convertible preferred shares. Prior to settlement, we classified our convertible preferred share tranche rights within Level 3 as the fair value measurement is based on significant inputs not observed in the market, such as the fair value of the underlying Series E convertible preferred shares.
Refer to Note 8 below for more information regarding the fair value of our indemnification guarantees.